Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)	Other equity USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Owners' equity in total KRW (₩)	Owners' equity in total USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2020	₩ 26,725,845		₩ 3,611,338		₩ 1,895,366		₩ 626,111		₩ (2,347,472)		₩ 19,268,265		₩ 23,053,608		₩ 3,672,237
Comprehensive income [abstract]
Net income	2,762,279		0		0		0		0		2,542,844		2,542,844		219,435
Net gain (loss) on valuation of financial instruments at FVTOCI	(150,327)		0		0		0		(150,470)		0		(150,470)		143
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		(2,220)		2,220		0		0
Changes in capital due to equity method	1,526		0		0		0		2,472		(946)		1,526		0
Net gain (loss) on foreign currency translation of foreign operations	246,808		0		0		0		234,583		0		234,583		12,225
Net gain (loss) on valuation of cash flow hedge	7,107		0		0		0		6,938		0		6,938		169
Capital related to non-current assets held for sale	0		0		0		0		(947)		947		0		0
Remeasurement gain (loss) related to defined benefit plan	65,067		0		0		0		65,251		0		65,251		(184)
Trasnsactions with owners and others [abstract]
Comprehensive stock exchange	64,162		28,965		0		35,197		0		0		64,162		0
Dividends to common stocks	(377,748)		0		0		0		0		(368,357)		(368,357)		(9,391)
Acquisition of treasury stocks	(3,819)		0		0		0		(3,819)		0		(3,819)		0
Issuance of hybrid securities	399,015		0		399,015		0		0		0		399,015		0
Dividends to hybrid securities	(211,173)		0		0		0		0		(66,250)		(66,250)		(144,923)
Redemption of hybrid securities	(577,269)		0		0		0		(27,365)		0		(27,365)		(549,904)
Changes in subsidiaries' capital	(720)		0		0		9,382		32,445		(31,251)		10,576		(11,296)
Others	(145,650)		0		0		11,695		22,990		0		34,685		(180,335)
Balance at end at Dec. 31, 2021	28,805,103		3,640,303		2,294,381		682,385		(2,167,614)		21,347,472		25,796,927		3,008,176
Comprehensive income [abstract]
Net income	3,369,074		0		0		0		0		3,186,772		3,186,772		182,302
Net gain (loss) on valuation of financial instruments at FVTOCI	(493,871)		0		0		0		(493,462)		0		(493,462)		(409)
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		10,254		(10,254)		0		0
Changes in capital due to equity method	612		0		0		0		612		0		612		0
Net gain (loss) on foreign currency translation of foreign operations	32,536		0		0		0		39,579		0		39,579		(7,043)
Loss on valuation of hedges of net investments in foreign operations	(20,701)		0		0		0		(20,701)		0		(20,701)		0
Net gain (loss) on valuation of cash flow hedge	(9,835)		0		0		0		(9,835)		0		(9,835)		0
Capital related to non-current assets held for sale	0		0		0		0		(279)		279		0		0
Remeasurement gain (loss) related to defined benefit plan	251,440		0		0		0		251,180		0		251,180		260
Trasnsactions with owners and others [abstract]
Dividends to common stocks	(664,945)		0		0		0		0		(654,996)		(654,996)		(9,949)
Issuance of hybrid securities	1,167,283		0		818,068		0		0		0		818,068		349,215
Dividends to hybrid securities	(205,751)		0		0		0		0		(91,756)		(91,756)		(113,995)
Redemption of hybrid securities	(620,056)		0		0		0		(60,491)		0		(60,491)		(559,565)
Changes in subsidiaries' capital	0		0		0		0		27,365		(27,365)		0		0
Changes in non-controlling interests related to business combinations	16,453		0		0		0		0		0		0		16,453
Balance at end at Dec. 31, 2022	31,627,342	$ 24,498,329	3,640,303	$ 2,819,754	3,112,449	$ 2,410,882	682,385	$ 528,571	(2,423,392)	$ (1,877,143)	23,750,152	$ 18,396,710	28,761,897	$ 22,278,774	2,865,445	$ 2,219,555
Comprehensive income [abstract]
Net income	2,626,894	2,034,774	0	0	0	0	0	0	0	0	2,506,296	1,941,360	2,506,296	1,941,360	120,598	93,414
Net gain (loss) on valuation of financial instruments at FVTOCI	725,525	561,987	0	0	0	0	0	0	725,513	561,978	0	0	725,513	561,978	12	9
Net gain (loss) due to disposal of equity securities at FVTOCI	0	0	0	0	0	0	0	0	(86)	(67)	86	67	0	0	0	0
Changes in capital due to equity method	2,965	2,297	0	0	0	0	0	0	2,996	2,321	(50)	(39)	2,946	2,282	19	15
Net gain (loss) on foreign currency translation of foreign operations	45,080	34,918	0	0	0	0	0	0	39,780	30,813	0	0	39,780	30,813	5,300	4,105
Loss on valuation of hedges of net investments in foreign operations	(14,049)	(10,882)	0	0	0	0	0	0	(14,049)	(10,882)	0	0	(14,049)	(10,882)	0	0
Net gain (loss) on valuation of cash flow hedge	(16,524)	(12,799)	0	0	0	0	0	0	(16,524)	(12,799)	0	0	(16,524)	(12,799)	0	0
Remeasurement gain (loss) related to defined benefit plan	(79,460)	(61,550)	0	0	0	0	0	0	(79,498)	(61,579)	0	0	(79,498)	(61,579)	38	29
Trasnsactions with owners and others [abstract]
Comprehensive stock exchange	(2,634)	(2,040)	162,373	125,773	0	0	249,008	192,880	0	0	0	0	411,381	318,653	(414,015)	(320,693)
Dividends to common stocks	(990,023)	(766,866)	0	0	0	0	0	0	0	0	(978,376)	(757,844)	(978,376)	(757,844)	(11,647)	(9,022)
Changes in treasury stocks	(134,401)	(104,106)	0	0	0	0	1,128	874	(35,529)	(27,521)	(100,000)	(77,459)	(134,401)	(104,106)	0	0
Issuance of hybrid securities	798,007	618,131	0	0	498,680	386,274	0	0	0	0	0	0	498,680	386,274	299,327	231,857
Dividends to hybrid securities	(226,785)	(175,666)	0	0	0	0	0	0	0	0	(131,148)	(101,586)	(131,148)	(101,586)	(95,637)	(74,080)
Redemption of hybrid securities	(1,099,392)	(851,582)	0	0	0	0	0	0	(1,695)	(1,313)	0	0	(1,695)	(1,313)	(1,097,697)	(850,269)
Changes in subsidiaries' capital	(3,795)	(2,940)	0	0	0	0	(1,869)	(1,448)	60,491	46,856	(60,490)	(46,855)	(1,868)	(1,447)	(1,927)	(1,493)
Changes in non-controlling interests related to business combinations	138,478	107,264	0	0	0	0	0	0	0	0	0	0	0	0	138,478	107,264
Others	262	204	0	0	0	0	4,911	3,804	73,036	56,573	0	0	77,947	60,377	(77,685)	(60,174)
Balance at end at Dec. 31, 2023	₩ 33,397,490	$ 25,869,473	₩ 3,802,676	$ 2,945,527	₩ 3,611,129	$ 2,797,156	₩ 935,563	$ 724,681	₩ (1,668,957)	$ (1,292,763)	₩ 24,986,470	$ 19,354,354	₩ 31,666,881	$ 24,528,955	₩ 1,730,609	$ 1,340,517